Related party balances and transactions (Details) - MXN ($) $ in Thousands			12 Months Ended
	Jun. 23, 2022	Jan. 03, 2021	Dec. 31, 2022	Dec. 31, 2021
Related parties balances and transactions [Abstract]
Agreement amount	$ 150
Lazos received			$ 120
Short-term employee benefits		$ 37,713	$ 47,265	$ 42,170